Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
6. STOCK-BASED COMPENSATION
The Company uses broad-based stock plans to attract and retain highly qualified officers and employees and to help ensure that management’s interests are aligned with those of its shareholders. The Company has also granted equity-based awards to directors, nonemployees, and certain employees of Cellectis.
In December 2014, the Company adopted the 2014 Plan, which allowed for the grant of stock options, and in June 2017, it adopted the 2017 Plan, which allowed for the grant of stock options, restricted stock units, PSUs, and other types of equity awards.
On February 19, 2021, James Blome ceased serving as the Company’s Chief Executive Officer. The Company recorded a benefit to earnings from a $2.5 million recapture of non-cash
stock compensation expense from the forfeiture of Mr. Blome’s unvested stock options, restricted stock units, and PSUs.
On July 16, 2021, the Company filed a Registration Statement on Form
S-8
with the SEC which registered an additional 4,299,904 shares of common stock that may be issued or delivered and sold pursuant to the 2017 Plan and 600,000 shares of common stock that may be issued or delivered and sold pursuant to the Calyxt, Inc. Inducement Plan. Shares of common stock are issuable under the Inducement Plan upon the settlement of PSUs which were granted to Mr. Michael A. Carr in July 2021 as a material inducement to accept employment as the Company’s President and Chief Executive Officer.

As of December 31, 2022, 2,718,149 shares were registered and available for grant under effective registration statements, while 3,112,568 shares were available for grant in the form of stock options, restricted stock, restricted stock units, and PSUs under the 2017 Plan. Stock-based awards currently outstanding also include awards granted under the 2014 Plan and the Inducement Plan. No further awards will be granted under either the 2014 Plan or the Inducement Plan.
Stock Options
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Year ended December 31,
	2022	2021	2020
Estimated fair values of stock options granted	$0.86	$3.61	$3.24
Assumptions:
Risk-free interest rate	1.9% - 3.5%	0.6% - 1.2%	0.3% - 1.7%
Expected volatility	89.7% - 92.8%	80.1% - 91.0%	77.4% - 81.2%
Expected term (in years)	5.5 - 6.9	5.5 - 6.5	6.0 - 10.0
The Company estimates the fair value of each option on the grant date, or other measurement date if applicable, using a Black-Scholes option pricing model, which requires it to make predictive assumptions regarding employee exercise behavior, future stock price volatility, and dividend yield. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon
yield curve at the date of grant for the expected term of the option. The Company estimates its future stock price volatility using the weighted-average historical volatility calculated from a group of comparable public companies over the expected term of the option. The expected term of stock options is estimated using the average of the vesting tranches and the contractual life of each grant for employee options, or the simplified method, as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The use of the simplified method is dependent upon the type of equity award granted and the term of the award. The Company does not pay dividends and does not expect to pay dividends in the foreseeable future.
Option strike prices are set at 100 percent or more of the closing share price on the date of grant and generally vest over three
to six years following the grant date. Options generally expire
10 years
after the date of grant.
Information on stock option activity is as
follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share
Balance as of December 31, 2021	2,789,110	$10.23	4,658,405	$9.47
Granted			1,609,000	1.12
Exercised			—	—
Forfeited or expired			(425,952)	7.02
Balance as of December 31, 2022	3,396,624	$9.94	5,841,453	$7.35
Stock-based compensation expense related to stock option awards was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expense	$2,031	$1,850	$3,371

As of December 31, 2022, options outstanding and exercisable had no
aggregate intrinsic value and the weighted average remaining contractual term was

5.0
years as of that date.
Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Net cash proceeds	$—	$227	$212
Intrinsic value of options exercised	$—	$344	$179
As of December 31, 2022, unrecognized compensation expense related to non-vested
stock options was $3.1 million. This expense will be recognized over 22 months on average.
Restricted Stock Units
The Company grants restricted stock units which generally vest over three to five years after the date of grant. Information on restricted stock unit activity is as follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2021	571,303	$6.15
Granted	1,077,600	1.26
Vested	(303,728)	6.39
Forfeited	(115,969)	4.14

Unvested balance at December 31, 2022	1,229,206	$1.99

The total grant-date fair value of restricted stock unit awards that vested was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Grant-date fair value	$1,940	$1,489	$3,122
Information on the weighted average grant date fair value of restricted stock units issued was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Weighted average grant date fair value	$1.26	$4.59	$6.54
Stock-based compensation expense related to restricted stock units was as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expense	$1,318	$224	$1,155
As of December 31, 2022, unrecognized compensation expense related to restricted stock units was $1.2 million.
This expense will be recognized over 22 months on average.
The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Deemed dividends from grants to Cellectis employees	$90	$(289)	$1,168

Performance Stock Units
From
time-to-time,
the Company issues PSUs to certain individuals in management in order to align their objectives with stockholders of the Company. Depending upon the type of PSU award, the Company uses a Monte Carlo simulation pricing model when estimating the fair values of these awards.
2022 Grant
In March 2022, the Company granted 530,000 PSUs under the 2017 Plan to five employees including four executive officers. The PSUs include three annual performance periods (2022, 2023, and 2024) and target performance levels for each of those periods linked to the achievement of Company objectives as determined annually for the respective period by the Compensation Committee. Once the annual objectives are approved, the associated expense will be recognized on a straight-line basis over the period through the determination date, which can be no later than March 15 of the following year. Earned awards will be settled in shares of Company stock no later than the March 15 determination date in the following calendar year. The grant date for the tranche of awards linked to 2022 performance is May 4, 2022. Determination of expense for the 2023 and 2024 tranches of PSUs will be made when the associated business objectives are determined. See Note 14 for more information about the vesting of these PSU awards.
2021 Grant
In July 2021, the Company granted 600,000 PSUs under the Inducement Plan to Mr. Carr. The PSUs will vest if the Company’s stock remains above three specified price levels for 30 calendar days over the three-year performance period. The PSUs will be settled in unrestricted shares of the Company’s common stock on the vesting date.
The estimated fair values of PSUs granted in 2021 and the assumptions used were as follows:
Estimated fair values of performance stock units granted:

At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3.0
Expected volatility	90.0%
Risk-free interest rate	0.4%
The Company estimated the fair value of each tranche of the PSUs on the grant date using the Monte Carlo simulation pricing model, which required it to make predictive assumptions as to the expected term of the grant, future stock price volatility, and dividend yield. The expected term represents the expected service period of the PSUs granted. Expected volatility was based on the historical volatility of the Company’s common stock over the expected term. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon
yield curve at the date of grant for the expected term of the option.
2019 Grant forfeitures
In June 2022, PSU grants made to two executive officers in 2019 were forfeited because the underlying performance criteria were not met. These PSUs contained a market condition and had a five-year service period. The Company will continue to expense these PSUs over the remaining service period for these two executive officers. During 2021, the Company recognized a benefit from the forfeiture of 166,667 PSUs held by Mr. Blome, its former Chief Executive Officer.

PSU activity for the year ended December 31, 2022, is as follows:

Number of PSUs
Outstanding as of December 31, 2021:	745,000
Issued	530,000
Forfeited/canceled	(145,000)
Awarded	—

Outstanding as of December 31, 2022:	1,130,000

Stock-based compensation expense related to PSUs is as follows:

	Year ended December 31,
In Thousands	2022	2021	2020
Stock-based compensation expenses	$649	$16	$445
As of December 31, 2022, unrecognized compensation expense related to PSUs was $0.9 million. This expense will be recognized over 19 months on average.